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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP One Post Office Square Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Consumer Discretionary - 16.5%
Amazon.com, Inc. (a)	16,363	$5,078,257
CarMax, Inc. (a)	162,807	10,839,690
DIRECTV (a)	60,515	5,246,650
Dish Network Corporation - Class A (a)	68,875	5,020,299
General Motors Company	136,775	4,774,815
Liberty Broadband Corporation - Class A (a)	10,584	530,153
Liberty Broadband Corporation - Class C (a)	21,168	1,054,590
Liberty Media Corporation - Series A (a)	42,337	1,493,226
Liberty Media Corporation - Series C (a)	84,674	2,966,130
PVH Corporation	49,982	6,406,193
Starbucks Corporation	49,290	4,044,244
Walt Disney Company (The)	50,256	4,733,613
		52,187,860
Consumer Staples - 8.6%
Anheuser-Busch InBev SA/NV - ADR	37,495	4,211,438
Hershey Company (The)	48,065	4,995,395
J.M. Smucker Company (The)	53,077	5,359,716
Nestlé SA - ADR	104,197	7,601,171
PepsiCo, Inc.	51,241	4,845,349
		27,013,069
Energy - 6.3%
Chevron Corporation	39,402	4,420,116
Exxon Mobil Corporation	59,502	5,500,960
Range Resources Corporation	90,917	4,859,514
Schlumberger Ltd.	58,780	5,020,400
		19,800,990
Financials - 21.6%
American Tower Corporation	90,837	8,979,238
Berkshire Hathaway, Inc. - Class B (a)	56,886	8,541,433
Brookfield Asset Management, Inc. - Class A	210,488	10,551,764
Capital One Financial Corporation	104,087	8,592,382
Citigroup, Inc.	89,812	4,859,727
CME Group, Inc.	79,336	7,033,136
JPMorgan Chase & Company	75,323	4,713,713
Markel Corporation (a)	13,013	8,885,797
Wells Fargo & Company	112,316	6,157,163
		68,314,353
Health Care - 15.5%
AmerisourceBergen Corporation	85,985	7,752,408

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Health Care - 15.5% (Continued)
Amgen, Inc.	28,096	$4,475,412
Anthem, Inc.	40,341	5,069,653
Baxter International, Inc.	73,108	5,358,085
Celgene Corporation (a)	80,000	8,948,800
Express Scripts Holding Company (a)	81,126	6,868,938
Johnson & Johnson	54,138	5,661,211
Valeant Pharmaceuticals International, Inc. (a)	32,823	4,697,300
		48,831,807
Industrials - 9.8%
American Airlines Group, Inc.	103,060	5,527,108
Cummins, Inc.	26,524	3,823,965
Danaher Corporation	92,577	7,934,775
General Electric Company	144,275	3,645,829
Parker Hannifin Corporation	37,945	4,893,008
United Technologies Corporation	45,484	5,230,660
		31,055,345
Information Technology - 12.0%
Accenture plc - Class A	80,761	7,212,765
Apple, Inc.	51,590	5,694,504
Automatic Data Processing, Inc.	53,420	4,453,625
Cisco Systems, Inc.	173,988	4,839,476
Google, Inc. - Class A (a)	6,370	3,380,304
Google, Inc. - Class C (a)	6,370	3,353,168
QUALCOMM, Inc.	52,860	3,929,084
Visa, Inc. - Class A	19,269	5,052,332
		37,915,258
Materials - 5.1%
Alcoa, Inc.	344,698	5,442,781
Monsanto Company	46,825	5,594,183
Praxair, Inc.	38,078	4,933,386
		15,970,350

Total Common Stocks (Cost $202,018,073)		$301,089,032

RIGHTS - 0.0% (b)	Shares	Value
Liberty Broadband Corporation (Cost $59,520)	6,351	$60,334

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.9%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (c) (Cost $5,921,006)	5,921,006	$5,921,006

Total Investments at Value - 97.3% (Cost $207,998,599)		$307,070,372

Other Assets in Excess of Liabilities - 2.7%		8,387,185

Net Assets - 100.0%		$315,457,557

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of December 31, 2014.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Consumer Discretionary - 5.5%
H&R Block, Inc.	237,500	$7,999,000
McDonald's Corporation	57,710	5,407,427
Penn National Gaming, Inc. (a)	112,875	1,549,774
Six Flags Entertainment Corporation	130,560	5,633,664
		20,589,865
Consumer Staples - 12.5%
Altria Group, Inc.	115,011	5,666,592
Anheuser-Busch InBev SA/NV - ADR	53,305	5,987,217
Archer-Daniels-Midland Company	134,965	7,018,180
Coca-Cola Company (The)	138,045	5,828,260
Diageo plc - ADR	33,875	3,864,799
PepsiCo, Inc.	72,600	6,865,056
Philip Morris International, Inc.	57,295	4,666,678
Wal-Mart Stores, Inc.	78,667	6,755,922
		46,652,704
Energy - 8.0%
Chevron Corporation	51,476	5,774,578
Exxon Mobil Corporation	65,030	6,012,023
Kinder Morgan, Inc.	217,295	9,193,751
Marathon Petroleum Corporation	58,875	5,314,058
Occidental Petroleum Corporation	47,815	3,854,367
		30,148,777
Financials - 30.9%
Aflac, Inc.	108,770	6,644,759
Capital One Financial Corporation	105,030	8,670,226
Citigroup, Inc.	142,200	7,694,442
Equity Lifestyle Properties, Inc.	175,880	9,066,614
FNF Group	212,635	7,325,276
Gaming and Leisure Properties, Inc.	144,679	4,244,882
Hartford Financial Services Group, Inc. (The)	229,520	9,568,689
JPMorgan Chase & Company	112,265	7,025,544
Lamar Advertising Company - Class A	101,570	5,448,215
Markel Corporation (a)	14,721	10,052,088
Sun Communities, Inc.	173,468	10,487,875
W.P. Carey, Inc.	167,399	11,734,670
Waddell & Reed Financial, Inc. - Class A	148,410	7,393,786
Wells Fargo & Company	189,105	10,366,736
		115,723,802

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Health Care - 7.9%
Anthem, Inc.	47,940	$6,024,620
Johnson & Johnson	91,890	9,608,937
Merck & Company, Inc.	103,535	5,879,753
Teva Pharmaceutical Industries Ltd. - ADR	138,210	7,948,457
		29,461,767
Industrials - 11.2%
3M Company	45,735	7,515,175
Eaton Corporation plc	94,552	6,425,754
General Electric Company	323,655	8,178,762
Illinois Tool Works, Inc.	61,040	5,780,488
Raytheon Company	52,891	5,721,219
Watsco, Inc.	78,920	8,444,440
		42,065,838
Information Technology - 5.1%
Automatic Data Processing, Inc.	85,070	7,092,286
Cisco Systems, Inc.	209,475	5,826,547
Hewlett-Packard Company	155,010	6,220,551
		19,139,384
Materials - 6.0%
E.I. du Pont de Nemours and Company	82,825	6,124,081
Eastman Chemical Company	78,585	5,961,458
Nucor Corporation	100,705	4,939,580
Potash Corporation of Saskatchewan, Inc.	158,015	5,581,090
		22,606,209
Telecommunication Services - 3.0%
TELUS Corporation	135,300	4,876,212
Verizon Communications, Inc.	137,460	6,430,379
		11,306,591
Utilities - 1.4%
Dominion Resources, Inc.	68,940	5,301,486

Total Common Stocks (Cost $275,482,276)		$342,996,423

EXCHANGE-TRADED FUNDS - 5.6%	Shares	Value
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	277,750	$10,335,078

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 5.6% (Continued)	Shares	Value
SPDR® EURO STOXX 50® ETF	286,315	$10,553,571
Total Exchange-Traded Funds (Cost $16,648,848)		$20,888,649

MONEY MARKET FUNDS - 2.6%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $9,710,946)	9,710,946	$9,710,946

Total Investments at Value - 99.7% (Cost $301,842,070)		$373,596,018

Other Assets in Excess of Liabilities - 0.3%		1,326,517

Net Assets - 100.0%		$374,922,535

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2014.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

COMMON STOCKS - 91.7%	Shares	Value
Consumer Discretionary - 27.3%
Amazon.com, Inc. (a)	19,255	$5,975,789
Cabela's, Inc. (a)	136,770	7,209,147
CarMax, Inc. (a)	195,735	13,032,036
Discovery Communications, Inc. - Class A (a)	90,815	3,128,577
Discovery Communications, Inc. - Class C (a)	242,595	8,180,303
Hanesbrands, Inc.	55,685	6,215,560
Krispy Kreme Doughnuts, Inc. (a)	275,485	5,438,074
Penn National Gaming, Inc. (a)	1,114,569	15,303,032
		64,482,518
Consumer Staples - 6.3%
Church & Dwight Company, Inc.	95,025	7,488,920
J.M. Smucker Company (The)	72,575	7,328,624
		14,817,544
Financials - 34.3%
American Tower Corporation	106,540	10,531,479
Brookfield Asset Management, Inc. - Class A	246,495	12,356,794
Capital One Financial Corporation	115,631	9,545,339
Fairfax Financial Holdings Ltd.	11,818	6,192,632
FNF Group	126,025	4,341,561
Gaming and Leisure Properties, Inc.	366,704	10,759,095
Markel Corporation (a)	19,005	12,977,374
PRA Group, Inc. (a)	101,380	5,872,944
Sun Communities, Inc.	141,127	8,532,539
		81,109,757
Health Care - 2.2%
Henry Schein, Inc. (a)	37,770	5,142,386

Industrials - 14.2%
American Airlines Group, Inc.	166,745	8,942,534
Colfax Corporation (a)	174,635	9,005,927
Pall Corporation	67,290	6,810,421
WABCO Holdings, Inc. (a)	45,605	4,778,492
Watsco, Inc.	37,860	4,051,020
		33,588,394
Information Technology - 3.1%
Intuit, Inc.	78,710	7,256,275

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Materials - 2.2%
Alcoa, Inc.	327,495	$5,171,146

Utilities - 2.1%
NRG Energy, Inc.	183,955	4,957,587

Total Common Stocks (Cost $181,127,889)		$216,525,607

CLOSED-END FUNDS - 3.7%	Shares	Value
Morgan Stanley China A Share Fund, Inc. (Cost $6,768,242)	286,100	$8,688,857

MONEY MARKET FUNDS - 2.8%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $6,626,436)	6,626,436	$6,626,436

Total Investments at Value - 98.2% (Cost $194,522,567)		$231,840,900

Other Assets in Excess of Liabilities - 1.8%		4,347,033

Net Assets - 100.0%		$236,187,933

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2014.

See accompanying notes to Schedules of Investments.

THE DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

COMMON STOCKS — 52.5%	Shares	Value

Consumer Discretionary — 18.7%
Black Diamond, Inc. (a)	17,281	$151,209
Cabela's, Inc. (a)	3,793	199,929
Core-Mark Holding Company, Inc.	3,189	197,495
Five Below, Inc. (a)	3,659	149,397
Isle of Capri Casinos, Inc. (a)	23,669	198,109
Liberty Broadband Corporation - Class C (a)	5,019	250,047
Live Nation Entertainment, Inc. (a)	9,406	245,591
Media General, Inc. (a)	5,851	97,887
Monarch Casino & Resort, Inc. (a)	18,382	304,957
Penn National Gaming, Inc. (a)	10,917	149,890
Pool Corporation	3,106	197,045
Unifi, Inc. (a)	3,317	98,614
		2,240,170
Consumer Staples — 3.3%
Snyder's-Lance, Inc.	4,831	147,587
Universal Corporation	5,748	252,797
		400,384
Energy — 5.1%
Peyto Exploration and Development Corporation	6,988	201,516
Sunoco LP	5,071	252,383
Ultra Petroleum Corporation (a)	11,592	152,551
		606,450
Financials — 8.9%
Diamond Hill Investment Group, Inc. (a)	1,228	169,513
Encore Capital Group, Inc. (a)	6,775	300,810
Gaming and Leisure Properties, Inc.	10,149	297,772
OUTFRONT Media, Inc.	3,730	100,113
PRA Group, Inc. (a)	3,432	198,816
		1,067,024

THE DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 52.5% (Continued)	Shares	Value

Health Care — 1.2%
VCA, Inc. (a)	3,027	$147,627

Industrials — 7.5%
Brink's Company (The)	10,217	249,397
Colfax Corporation (a)	5,828	300,550
Marten Transport, Ltd.	11,221	245,291
Watsco, Inc.	927	99,189
		894,427
Information Technology — 2.1%
EchoStar Corporation (a)	4,802	252,105

Materials — 5.5%
Albemarle Corporation	3,295	198,128
Fortuna Silver Mines, Inc. (a)	55,928	254,472
Intrepid Potash, Inc. (a)	7,153	99,284
NewMarket Corporation	247	99,672
		651,556

Total Common Stocks (Cost $6,291,115)		$6,259,743

THE DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS — 11.2%	Shares	Value

iShares Core S&P Small-Cap ETF	4,339	$494,906
iShares MSCI Emerging Markets Small-Cap ETF	4,415	198,675
iShares Russell 2000 Value ETF	4,860	494,165
Market Vectors Junior Gold Miners ETF	6,292	150,568
Total Exchange-Traded Funds (Cost $1,350,538)		$1,338,314

Total Investments at Value — 63.7% (Cost $7,641,653)		$7,598,057

Other Assets in Excess of Liabilities — 36.3%		4,329,717

Net Assets — 100.0%		$11,927,774

(a)	Non-income producing security.

See accompanying notes to Schedule of Investments.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2014 (Unaudited)

1. Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund and Davenport Small Cap Focus Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.

Fixed income securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2014 by security type:

	Level 1	Level 2	Level 3	Total
Davenport Core Fund:
Common Stocks	$301,089,032	$-	$-	$301,089,032
Rights	60,334	-	-	60,334
Money Market Funds	5,921,006	-	-	5,921,006
Total	$307,070,372	$-	$-	$307,070,372

Davenport Value & Income Fund:
Common Stocks	$342,996,423	$-	$-	$342,996,423
Exchange-Traded Funds	20,888,649	-	-	20,888,649
Money Market Funds	9,710,946	-	-	9,710,946
Total	$373,596,018	$-	$-	$373,596,018

Davenport Equity Opportunities Fund:
Common Stocks	$216,525,607	$-	$-	$216,525,607
Closed-End Funds	8,688,857	-	-	8,688,857
Money Market Funds	6,626,436	-	-	6,626,436
Total	$231,840,900	$-	$-	$231,840,900

Davenport Small Cap Focus Fund:
Common Stocks	$6,259,743	$-	$-	$6,259,743
Exchange-Traded Funds	1,338,314	-	-	1,338,314
Total	$7,598,057	$-	$-	$7,598,057

Refer to each Fund’s Schedule of Investments for a listing of the securities valued by sector type. As of December 31, 2014, the Funds did not have any transfers in and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Funds as of December 31, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2014:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund	Davenport Small Cap Focus Fund

Cost of portfolio investments	$208,011,077	$301,865,085	$194,523,241	$7,641,653

Gross unrealized appreciation	$102,461,265	$76,290,703	$45,190,607	$12,101
Gross unrealized depreciation	(3,401,970)	(4,559,770)	(7,872,948)	(55,697)

Net unrealized appreciation (depreciation)	$99,059,295	$71,730,933	$37,317,659	$(43,596)

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost for Davenport Core Fund, Davenport Value & Income Fund and Davenport Equity Opportunities Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and adjustments to basis on publicly traded partnerships.

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2014, Davenport Value & Income Fund had 30.9% of the value of its net assets invested in stocks within the Financials sector and Davenport Equity Opportunities Fund had 27.3% and 34.3% of the value of its net assets invested in stocks within the Consumer Discretionary sector and Financials sector, respectively.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Value
Consumer Discretionary - 9.9%
Best Buy Company, Inc. (a)	22,000	$857,560
Kohl's Corporation (a)	11,000	671,440
Staples, Inc. (a)	38,000	688,560
Target Corporation (a)	9,900	751,509
		2,969,069
Consumer Staples - 8.7%
Coca-Cola Company (The) (a)	16,000	675,520
ConAgra Foods, Inc. (a)	12,000	435,360
PepsiCo, Inc. (a)	4,800	453,888
Procter & Gamble Company (The) (a)	8,500	774,265
Sysco Corporation	6,700	265,923
		2,604,956
Energy - 11.0%
Chevron Corporation	6,300	706,734
ConocoPhillips (a)	12,200	842,532
Noble Corporation plc	28,800	477,216
Occidental Petroleum Corporation	5,900	475,599
Royal Dutch Shell plc - Class A - ADR	12,000	803,400
		3,305,481
Financials - 14.2%
BB&T Corporation	10,000	388,900
First Niagara Financial Group, Inc.	53,000	446,790
HSBC Holdings plc - ADR	10,200	481,746
JPMorgan Chase & Company (a)	17,000	1,063,860
Manulife Financial Corporation (a)	20,000	381,800
MetLife, Inc.	11,200	605,808
People's United Financial, Inc.	33,400	507,012
Prudential Financial, Inc.	4,500	407,070
		4,282,986
Health Care - 5.4%
Johnson & Johnson	2,600	271,882
Merck & Company, Inc. (a)	12,800	726,912
Pfizer, Inc.	20,000	623,000
		1,621,794
Industrials - 9.0%
Eaton Corporation plc	5,000	339,800
Emerson Electric Company	10,600	654,338
General Electric Company	27,000	682,290
Koninklijke Philips N.V.	14,482	419,978

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Industrials - 9.0% (Continued)
R.R. Donnelley & Sons Company	36,400	$611,702
		2,708,108
Information Technology - 18.2%
Apple, Inc. (a)	9,100	1,004,458
Applied Materials, Inc. (a)	15,000	373,800
Cisco Systems, Inc.	32,000	890,080
Hewlett-Packard Company	19,500	782,535
Intel Corporation (a)	16,000	580,640
International Business Machines Corporation	3,700	593,628
Microsoft Corporation	12,500	580,625
Western Union Company (The)	37,000	662,670
		5,468,436
Materials - 9.4%
Avery Dennison Corporation (a)	5,000	259,400
E.I. du Pont de Nemours and Company (a)	5,000	369,700
Freeport-McMoRan, Inc.	16,000	373,760
Nucor Corporation (a)	10,000	490,500
Potash Corporation of Saskatchewan, Inc.	12,600	445,032
Rio Tinto plc - ADR (a)	12,600	580,356
Sealed Air Corporation (a)	7,000	297,010
		2,815,758
Telecommunication Services - 3.2%
AT&T, Inc.	18,000	604,620
CenturyLink, Inc. (a)	9,000	356,220
		960,840
Utilities - 3.3%
FirstEnergy Corporation (a)	11,000	428,890
PPL Corporation	15,300	555,849
		984,739

Total Common Stocks (Cost $20,510,547)		$27,722,167

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 10.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $3,013,123)	3,013,123	$3,013,123

Total Investments at Value - 102.3% (Cost $23,523,670)		$30,735,290

Liabilities in Excess of Other Assets - (2.3%)		(702,497)

Net Assets - 100.0%		$30,032,793

ADR - American Depositary Receipt.

(a) Security covers a written call option.
(b) The rate shown is the 7-day effective yield as of December 31, 2014.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2014 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Apple, Inc.,
04/17/2015 at $105	30	$29,250	$16,633
07/17/2015 at $125	25	10,375	15,174
Applied Materials, Inc.,
01/17/2015 at $25	150	10,650	15,444
Avery Dennison Corporation,
07/17/2015 at $50	50	31,500	15,848
Best Buy Company, Inc.,
03/20/2015 at $37	10	4,500	2,719
06/19/2015 at $40	110	41,250	34,865
CenturyLink, Inc.,
04/17/2015 at $42	90	7,110	10,526
Coca-Cola Company (The),
02/20/2015 at $44	70	3,080	7,137
ConAgra Foods, Inc.,
03/20/2015 at $36	120	16,200	14,635
ConocoPhillips,
01/17/2015 at $82.5	58	58	9,451
E.I. du Pont de Nemours and Company,
01/17/2015 at $67.5	25	18,375	5,124
07/17/2015 at $77.5	25	6,075	4,924
FirstEnergy Corporation,
07/17/2015 at $42	13	1,482	1,585
Intel Corporation,
01/17/2015 at $30	60	38,100	9,657
04/17/2015 at $37	100	15,600	12,696
JPMorgan Chase & Company,
09/18/2015 at $67.5	10	1,900	1,880
Kohl's Corporation,
04/17/2015 at $62.5	30	7,650	7,559
Manulife Financial Corporation,
03/20/2015 at $20	200	8,000	14,392
Merck & Company, Inc.,
01/17/2015 at $60	45	585	8,998
Nucor Corporation,
04/17/2015 at $57.5	50	1,500	8,348
Pepsico, Inc.,
07/17/2015 at $105	48	4,320	11,134
Procter & Gamble Company (The),
04/17/2015 at $87.5	30	14,910	5,609

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS (Continued)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Rio Tinto plc - ADR,
01/17/2015 at $62.5	43	$215	$8,147
Sealed Air Corporation,
01/17/2015 at $35	70	54,600	10,287
Staples, Inc.,
06/19/2015 at $16	70	21,700	7,837
06/19/2015 at $18	150	28,500	19,044
Target Corporation,
07/17/2015 at $77.5	39	14,625	11,191
		$392,110	$290,844

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

COMMON STOCKS - 76.9%	Shares	Value
Consumer Discretionary - 4.9%
Best Buy Company, Inc.	10,000	$389,800
Kohl's Corporation (a)	9,500	579,880
Staples, Inc. (a)	35,000	634,200
Target Corporation	5,000	379,550
		1,983,430
Consumer Staples - 4.7%
Archer-Daniels-Midland Company (a)	8,000	416,000
Avon Products, Inc.	48,000	450,720
CVS Caremark Corporation	3,800	365,978
PepsiCo, Inc.	3,200	302,592
Wal-Mart Stores, Inc.	4,500	386,460
		1,921,750
Energy - 10.3%
Baker Hughes, Inc.	4,500	252,315
Chevron Corporation	5,000	560,900
ConocoPhillips (a)	12,500	863,250
Devon Energy Corporation	12,000	734,520
Noble Corporation plc	22,500	372,825
Occidental Petroleum Corporation	4,200	338,562
Peabody Energy Corporation	26,000	201,240
Royal Dutch Shell plc - Class A - ADR	11,000	736,450
Transocean Ltd.	5,000	91,650
		4,151,712
Financials - 18.9%
Bank of America Corporation	69,000	1,234,410
Bank of New York Mellon Corporation (The)	13,500	547,695
Capital One Financial Corporation	5,000	412,750
Comerica, Inc.	7,000	327,880
First Niagara Financial Group, Inc.	35,000	295,050
JPMorgan Chase & Company	20,300	1,270,374
Lincoln National Corporation (a)	17,500	1,009,225
Manulife Financial Corporation	24,000	458,160
MetLife, Inc.	20,000	1,081,800
People's United Financial, Inc.	18,000	273,240
Travelers Companies, Inc. (The)	7,000	740,950
		7,651,534
Health Care - 6.7%
Johnson & Johnson	10,000	1,045,700
Merck & Company, Inc.	14,000	795,060

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.9% (Continued)	Shares	Value
Health Care - 6.7% (Continued)
Pfizer, Inc.	28,000	$872,200
		2,712,960
Industrials - 5.3%
Allegion plc	1,582	87,737
Eaton Corporation plc	4,000	271,840
FedEx Corporation	1,200	208,392
General Electric Company	17,000	429,590
Ingersoll-Rand plc	4,700	297,933
Koninklijke Philips N.V.	15,517	449,993
R.R. Donnelley & Sons Company	23,000	386,515
		2,132,000
Information Technology - 12.6%
Apple, Inc. (a)	8,400	927,192
Cisco Systems, Inc.	40,000	1,112,600
Hewlett-Packard Company (a)	18,600	746,418
Intel Corporation (a)	10,000	362,900
International Business Machines Corporation	3,300	529,452
Microsoft Corporation (a)	17,000	789,650
Western Union Company (The)	34,000	608,940
		5,077,152
Materials - 9.5%
Avery Dennison Corporation	11,500	596,620
E.I. du Pont de Nemours and Company (a)	12,000	887,280
Freeport-McMoRan, Inc.	14,000	327,040
Mosaic Company (The)	6,000	273,900
Nucor Corporation (a)	8,000	392,400
Rio Tinto plc - ADR (a)	11,000	506,660
Sealed Air Corporation (a)	20,000	848,600
		3,832,500
Telecommunication Services - 2.0%
AT&T, Inc.	15,000	503,850
CenturyLink, Inc. (a)	8,000	316,640
		820,490
Utilities - 2.0%
FirstEnergy Corporation	8,000	311,920
PPL Corporation	14,000	508,620
		820,540

Total Common Stocks (Cost $19,689,538)		$31,104,068

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 5.6%	Par Value	Value
Consumer Discretionary - 1.2%
Mattel, Inc., 2.35%, due 05/06/2019	$500,000	$498,232

Financials - 3.2%
Berkley (W.R.) Corporation, 5.60%, due 05/15/2015	750,000	763,123
Prudential Financial, Inc., 3.00%, due 05/12/2016	500,000	512,350
		1,275,473
Utilities - 1.2%
Dominion Resources, Inc., 2.50%, due 12/01/2019	500,000	501,460

Total Corporate Bonds (Cost $2,243,350)		$2,275,165

MUNICIPAL BONDS - 0.8%	Par Value	Value
Wise Co., Virginia, Industrial Dev. Authority, Revenue, 1.70%, due 02/01/2017 (Cost $298,458)	$300,000	$299,241

MONEY MARKET FUNDS - 18.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)	3,897,051	$3,897,051
First American Government Obligations Fund - Class Z, 0.01% (b)	3,382,204	3,382,204
Total Money Market Funds (Cost $7,279,255)		$7,279,255

Total Investments at Value - 101.3% (Cost $29,510,601)		$40,957,729

Liabilities in Excess of Other Assets - (1.3%)		(507,114)

Net Assets - 100.0%		$40,450,615

ADR - American Depositary Receipt.

(a) Security covers a written call option.
(b) The rate shown is the 7-day effective yield as of December 31, 2014.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2014 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Apple, Inc.,
04/17/2015 at $110	28	$19,600	$11,815
07/17/2015 at $125	25	10,375	15,174
Archer-Daniels-Midland Company,
01/17/2015 at $47	80	43,600	12,616
CenturyLink, Inc.,
04/17/2015 at $42	80	6,320	9,357
ConocoPhillips,
01/17/2015 at $82.5	25	25	4,074
E.I. du Pont de Nemours and Company,
01/17/2015 at $67.5	40	29,400	8,198
Hewlett-Packard Company,
01/17/2015 at $35	26	14,560	5,651
Intel Corporation,
01/17/2015 at $30	30	19,050	4,829
04/17/2015 at $37	30	4,680	3,809
Kohl's Corporation,
04/17/2015 at $62.5	40	10,200	10,478
Lincoln National Corporation,
04/17/2015 at $57.5	30	9,900	8,158
04/17/2015 at $60	20	3,940	4,139
Microsoft Corporation,
04/17/2015 at $47	30	5,340	5,309
Nucor Corporation,
04/17/2015 at $57.5	40	1,200	7,198
Rio Tinto plc - ADR,
01/17/2015 at $62.5	45	225	8,525
Sealed Air Corporation,
04/17/2015 at $37	100	67,000	17,696
Staples, Inc.,
06/19/2015 at $18	150	28,500	19,044
		$273,915	$156,070

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2014 (Unaudited)

1.  Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Call options written by the Funds are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchange or board of trade on which they are traded.

Fixed income securities are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including corporate bonds and municipal bonds are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of December 31, 2014 by security type:

FBP Equity & Dividend Plus Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$27,722,167	$-	$-	$27,722,167
Money Market Funds	3,013,123	-	-	3,013,123
Total	$30,735,290	$-	$-	$30,735,290

Other Financial Instruments:
Covered Call Options	$(392,110)	$-	$-	$(392,110)
Total	$(392,110)	$-	$-	$(392,110)

FBP Appreciation & Income Opportunities Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$31,104,068	$-	$-	$31,104,068
Corporate Bonds	-	2,275,165	-	2,275,165
Municipal Bonds	-	299,241	-	299,241
Money Market Funds	7,279,255	-	-	7,279,255
Total	$38,383,323	$2,574,406	$-	$40,957,729

Other Financial Instruments:
Covered Call Options	$(273,915)	$-	$-	$(273,915)
Total	$(273,915)	$-	$-	$(273,915)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. As of December 31, 2014, the Funds did not have any transfers in and out of any Level. There were no Level 3 securities held in the Funds as of December 31, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2014:

		FBP
	FBP	Appreciation
	Equity &	& Income
	Dividend Plus	Opportunities
	Fund	Fund

Tax cost of portfolio investments	$23,523,670	$29,510,601
Gross unrealized appreciation	$7,491,141	$12,373,529
Gross unrealized depreciation	(279,521)	(926,401)
Net unrealized appreciation on investements	$7,211,620	$11,447,128
Net unrealized depreciation on option contracts	$(101,266)	$(117,845)

As of December 31, 2014, the tax cost of written option contracts for FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund is $290,844 and $156,070, respectively.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

COMMON STOCKS - 88.5%	Shares	Value
Consumer Discretionary - 9.2%
Comcast Corporation - Class A	30,000	$1,740,300
Home Depot, Inc. (The)	5,200	545,844
Johnson Controls, Inc.	15,400	744,436
Lowe's Companies, Inc.	8,000	550,400
McDonald's Corporation	6,500	609,050
NIKE, Inc. - Class B	12,300	1,182,645
Tractor Supply Company	9,000	709,380
Walt Disney Company (The)	27,125	2,554,904
		8,636,959
Consumer Staples - 7.3%
Altria Group, Inc.	16,700	822,809
Anheuser-Busch InBev SA/NV - ADR	10,000	1,123,200
Coca-Cola Company (The)	12,000	506,640
CVS Health Corporation	8,000	770,480
Kraft Foods Group, Inc.	8,278	518,700
McCormick & Company, Inc. - Non-Voting Shares	7,000	520,100
Mondelez International, Inc. - Class A	28,336	1,029,305
Philip Morris International, Inc.	7,860	640,197
Procter & Gamble Company (The)	10,000	910,900
		6,842,331
Energy - 7.0%
Chevron Corporation	6,100	684,298
ConocoPhillips	24,500	1,691,970
Phillips 66	14,300	1,025,310
Pioneer Natural Resources Company	7,500	1,116,375
Schlumberger Ltd.	11,000	939,510
Spectra Energy Corporation	10,000	363,000
TransCanada Corporation	16,000	785,600
		6,606,063
Financials - 12.3%
Aflac, Inc.	10,565	645,416
American Capital Ltd. (a)	12,990	189,784
American International Group, Inc.	21,000	1,176,210
Berkshire Hathaway, Inc. - Class B (a)	7,000	1,051,050
Brookfield Asset Management, Inc. - Class A	21,000	1,052,730
Cullen/Frost Bankers, Inc.	16,000	1,130,240
Goldman Sachs Group, Inc. (The)	6,000	1,162,980
JPMorgan Chase & Company	28,000	1,752,240
KKR & Company, L.P.	20,000	464,200

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.5% (Continued)	Shares	Value
Financials - 12.3% (Continued)
Mid-America Apartment Communities, Inc.	11,394	$850,904
Protective Life Corporation	12,000	835,800
Wells Fargo & Company	24,000	1,315,680
		11,627,234
Health Care - 13.4%
Abbott Laboratories	11,000	495,220
AbbVie, Inc.	11,500	752,560
Actavis plc (a)	6,000	1,544,460
Alexion Pharmaceuticals, Inc. (a)	2,190	405,216
Bio-Techne Corporation	10,000	924,000
Cardinal Health, Inc.	15,000	1,210,950
CareFusion Corporation (a)	8,000	474,720
Cerner Corporation (a)	8,355	540,234
Gilead Sciences, Inc. (a)	16,000	1,508,160
Henry Schein, Inc. (a)	4,000	544,600
Merck & Company, Inc.	5,000	283,950
Novartis AG - ADR	8,000	741,280
Pfizer, Inc.	27,000	841,050
Regeneron Pharmaceuticals, Inc. (a)	2,300	943,575
Shire plc - ADR	3,000	637,620
Waters Corporation (a)	6,475	729,862
		12,577,457
Industrials - 13.4%
Allegion plc	3,333	184,848
Boeing Company (The)	6,000	779,880
Emerson Electric Company	15,000	925,950
General Dynamics Corporation	15,000	2,064,300
Honeywell International, Inc.	9,000	899,280
Ingersoll-Rand plc	10,000	633,900
Lockheed Martin Corporation	7,000	1,347,990
Norfolk Southern Corporation	10,000	1,096,100
Quanta Services, Inc. (a)	12,500	354,875
Southwest Airlines Company	8,000	338,560
Stericycle, Inc. (a)	7,000	917,560
Union Pacific Corporation	11,000	1,310,430
United Technologies Corporation	15,500	1,782,500
		12,636,173
Information Technology - 20.5%
Accenture plc - Class A	9,500	848,445
Adobe Systems, Inc. (a)	5,000	363,500
Apple, Inc.	45,185	4,987,520

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.5% (Continued)	Shares	Value
Information Technology - 20.5% (Continued)
Automatic Data Processing, Inc.	12,400	$1,033,788
CDK Global, Inc.	6,133	249,981
Google, Inc. - Class A (a)	1,400	742,924
Google, Inc. - Class C (a)	1,400	736,960
Intel Corporation	12,000	435,480
MasterCard, Inc. - Class A	26,750	2,304,780
Micron Technology, Inc. (a)	28,000	980,280
Oracle Corporation	11,000	494,670
QUALCOMM, Inc.	11,000	817,630
TE Connectivity Ltd.	12,500	790,625
Texas Instruments, Inc.	10,000	534,650
Visa, Inc. - Class A	10,500	2,753,100
Western Digital Corporation	8,000	885,600
Yahoo!, Inc. (a)	6,000	303,060
		19,262,993
Materials - 2.2%
Dow Chemical Company (The)	11,000	501,710
Ecolab, Inc.	6,000	627,120
Freeport-McMoRan, Inc.	12,932	302,091
Praxair, Inc.	5,000	647,800
		2,078,721
Telecommunication Services - 1.2%
Telstra Corporation Ltd. - ADR	30,000	729,450
Verizon Communications, Inc.	8,000	374,240
		1,103,690
Utilities - 2.0%
Duke Energy Corporation	7,250	605,665
Southern Company (The)	11,000	540,210
Wisconsin Energy Corporation	14,000	738,360
		1,884,235

Total Common Stocks (Cost $47,136,968)		$83,255,856

EXCHANGE-TRADED FUNDS - 7.7%	Shares	Value
iShares Nasdaq Biotechnology ETF	3,000	$910,050
ProShares Large Cap Core Plus	10,000	1,009,100
Schwab U.S. Mid-Cap ETF	50,000	2,034,000
Vanguard Mid-Cap ETF	26,900	3,323,764
Total Exchange-Traded Funds (Cost $5,036,149)		$7,276,914

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED NOTES - 2.6%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $1,956,980)	54,000	$2,481,300

WARRANTS - 0.0% (b)	Shares	Value
American International Group, Inc., 01/19/2021 at $45 (Cost $13,600)	800	$19,696

COMMERCIAL PAPER - 1.8%	Par Value	Value
U.S. Bank, N.A., discount, 0.02% (c), due 01/02/2015 (Cost $1,675,999)	$1,676,000	$1,675,999

MONEY MARKET FUNDS - 0.1%	Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.04% (d) (Cost $102,548)	102,548	$102,548

Total Investments at Value - 100.7% (Cost $55,922,244)		$94,812,313

Liabilities in Excess of Other Assets - (0.7%)		(694,257)

Net Assets - 100.0%		$94,118,056

ADR- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of December 31, 2014.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

COMMON STOCKS - 83.1%	Shares	Value
Consumer Discretionary - 12.3%
Buffalo Wild Wings, Inc. (a)	2,235	$403,149
Chico's FAS, Inc.	7,100	115,091
Dollar Tree, Inc. (a)	5,300	373,014
Family Dollar Stores, Inc.	2,800	221,788
Gildan Activewear, Inc. - Class A	6,700	378,885
Hasbro, Inc.	3,525	193,840
Jarden Corporation (a)	12,137	581,120
Leggett & Platt, Inc.	5,000	213,050
Liberty Global plc - Series A (a)	5,475	274,872
Liberty Global plc - Series C (a)	4,475	216,187
Nordstrom, Inc.	3,900	309,621
O'Reilly Automotive, Inc. (a)	2,825	544,151
Panera Bread Company - Class A (a)	2,090	365,332
PetSmart, Inc.	4,500	365,828
Ross Stores, Inc.	6,000	565,560
Service Corporation International	15,200	345,040
Tiffany & Company	3,475	371,339
VF Corporation	4,700	352,030
		6,189,897
Consumer Staples - 5.1%
Church & Dwight Company, Inc.	10,800	851,148
Energizer Holdings, Inc.	2,500	321,400
Hormel Foods Corporation	12,000	625,200
J.M. Smucker Company (The)	4,700	474,606
Tyson Foods, Inc. - Class A	7,000	280,630
		2,552,984
Energy - 3.1%
Cameron International Corporation (a)	4,010	200,299
Murphy Oil Corporation	3,740	188,945
ONEOK, Inc.	9,200	458,068
Range Resources Corporation	3,500	187,075
Schlumberger Ltd.	3,134	267,675
Valero Energy Corporation	4,950	245,025
		1,547,087
Financials - 16.6%
Alexander & Baldwin, Inc.	3,000	117,780
Alleghany Corporation (a)	765	354,577
American Financial Group, Inc.	6,600	400,752
Arthur J. Gallagher & Company	6,750	317,790
Axis Capital Holdings Ltd.	5,000	255,450

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.1% (Continued)	Shares	Value
Financials - 16.6% (Continued)
Bank of Hawaii Corporation	6,000	$355,860
Berkley (W.R.) Corporation	6,450	330,627
CME Group, Inc.	4,735	419,758
Cullen/Frost Bankers, Inc.	4,400	310,816
Eaton Vance Corporation	8,500	347,905
Everest Re Group Ltd.	2,050	349,115
HCC Insurance Holdings, Inc.	4,575	244,854
IntercontinentalExchange, Inc.	2,000	438,580
Jones Lang LaSalle, Inc.	2,800	419,804
Kemper Corporation	6,200	223,882
Mid-America Apartment Communities, Inc.	12,800	955,904
NASDAQ OMX Group, Inc. (The)	9,500	455,620
Old Republic International Corporation	21,400	313,082
PNC Financial Services Group, Inc.	2,745	250,426
Potlatch Corporation	6,941	290,620
Rayonier, Inc.	6,250	174,625
Realty Income Corporation	5,025	239,743
SEI Investments Company	10,000	400,400
Tanger Factory Outlet Centers, Inc.	6,000	221,760
Ventas, Inc.	3,000	215,100
		8,404,830
Health Care - 11.3%
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	301,400
Bio-Techne Corporation	4,500	415,800
Charles River Laboratories International, Inc. (a)	4,500	286,380
Chemed Corporation	2,500	264,175
Computer Programs & Systems, Inc.	2,300	139,725
Covance, Inc. (a)	4,000	415,360
Covidien plc	3,500	357,980
Endo International plc (a)	3,000	216,360
Ensign Group, Inc. (The)	6,000	266,340
Henry Schein, Inc. (a)	3,500	476,525
Illumina, Inc. (a)	2,500	461,450
MEDNAX, Inc. (a)	4,000	264,440
ResMed, Inc.	6,500	364,390
Shire plc - ADR	1,500	318,810
Teleflex, Inc.	4,000	459,280
United Therapeutics Corporation (a)	2,300	297,827
Valeant Pharmaceuticals International, Inc. (a)	1,300	186,043
Waters Corporation (a)	2,000	225,440
		5,717,725

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.1% (Continued)	Shares	Value
Industrials - 11.7%
AMETEK, Inc.	1,350	$71,050
C.H. Robinson Worldwide, Inc.	6,000	449,340
Deluxe Corporation	5,000	311,250
Donaldson Company, Inc.	12,000	463,560
Engility Holdings, Inc. (a)	500	21,400
Expeditors International of Washington, Inc.	8,000	356,880
Fastenal Company	9,950	473,222
Graco, Inc.	6,000	481,080
Jacobs Engineering Group, Inc. (a)	4,475	199,988
L-3 Communications Holdings, Inc.	3,000	378,630
Matson, Inc.	3,000	103,560
MSC Industrial Direct Company, Inc. - Class A	5,000	406,250
Pentair plc	2,400	159,408
Snap-on, Inc.	4,275	584,563
SPX Corporation	5,000	429,600
Stericycle, Inc. (a)	2,900	380,132
Timken Company (The)	5,000	213,400
Waste Connections, Inc.	6,000	263,940
WESCO International, Inc. (a)	1,850	140,989
		5,888,242
Information Technology - 13.2%
ADTRAN, Inc.	8,000	174,400
Arrow Electronics, Inc. (a)	8,600	497,854
CDK Global, Inc.	7,500	305,700
Cree, Inc. (a)	6,820	219,740
DST Systems, Inc.	4,000	376,600
FARO Technologies, Inc. (a)	6,000	376,080
Harris Corporation	6,000	430,920
IAC/InterActiveCorporation	4,000	243,160
Integrated Device Technology, Inc. (a)	21,000	411,600
Jack Henry & Associates, Inc.	9,000	559,260
Lam Research Corporation	8,500	674,390
Linear Technology Corporation	7,000	319,200
Microchip Technology, Inc.	6,000	270,660
National Instruments Corporation	12,000	373,080
NetApp, Inc.	5,000	207,250
Polycom, Inc. (a)	8,000	108,000
SanDisk Corporation	5,000	489,900
Xilinx, Inc.	7,000	303,030
Zebra Technologies Corporation - Class A (a)	4,000	309,640
		6,650,464

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.1% (Continued)	Shares	Value
Materials - 6.3%
Airgas, Inc.	4,000	$460,720
Albemarle Corporation	8,000	481,040
Ashland, Inc.	3,000	359,280
Martin Marietta Materials, Inc.	2,500	275,800
Packaging Corporation of America	5,000	390,250
Scotts Miracle-Gro Company (The) - Class A	4,000	249,280
Sonoco Products Company	5,000	218,500
Steel Dynamics, Inc.	12,000	236,880
Valspar Corporation (The)	6,000	518,880
		3,190,630
Utilities - 3.5%
AGL Resources, Inc.	8,400	457,884
Great Plains Energy, Inc.	9,050	257,111
One Gas, Inc.	3,000	123,660
SCANA Corporation	7,530	454,812
Vectren Corporation	10,600	490,038
		1,783,505

Total Common Stocks (Cost $21,609,725)		$41,925,364

EXCHANGE-TRADED FUNDS - 12.9%	Shares	Value
Guggenheim Mid-Cap Core ETF	26,000	$1,287,520
iShares Nasdaq Biotechnology ETF	3,025	917,634
Schwab U.S. Mid-Cap ETF	67,000	2,725,560
Vanguard Mid-Cap ETF	12,850	1,587,746
Total Exchange-Traded Funds (Cost $5,134,122)		$6,518,460

EXCHANGE-TRADED NOTES - 1.7%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $698,490)	18,700	$859,265

COMMERCIAL PAPER - 2.9%	Par Value	Value
U.S. Bank, N.A., discount, 0.02% (b), due 01/02/2015 (Cost $1,472,999)	$1,473,000	$1,472,999

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.2%	Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.04% (c) (Cost $105,459)	105,459	$105,459

Total Investments at Value - 100.8% (Cost $29,020,795)		$50,881,547

Liabilities in Excess of Other Assets - (0.8%)		(428,371)

Net Assets - 100.0%		$50,453,176

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of December 31, 2014.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.3%	Par Value	Value
Alabama Drinking Water Financing Auth., Series A, Rev.,
5.00%, due 08/15/2018	$400,000	$408,236
3.00%, due 08/15/2019	530,000	566,480
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 12/01/2017	470,000	526,743
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
4.00%, due 02/01/2017	250,000	267,415
3.75%, due 02/01/2018	200,000	217,056
Alabama State Public School & College Auth., Capital Improvements, Series D, Rev.,
2.00%, due 09/01/2018	565,000	583,351
Alabama State, GO,
5.00%, due 02/01/2016	575,000	577,329
Alabaster, AL, Water Rev.,
3.00%, due 09/01/2017	400,000	419,008
Anniston, AL, Waterworks & Sewer Board, Water & Sewer Rev.,
3.50%, due 06/01/2016	500,000	518,170
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2016	510,000	524,953
3.00%, due 06/01/2019	375,000	396,694
Athens, AL, GO, Warrants,
4.00%, due 09/01/2018	300,000	328,938
Auburn University, AL, General Fee Rev.,
5.00%, due 06/01/2018	315,000	356,495
5.00%, due 06/01/2020	350,000	411,355
Auburn, AL, Refunding & Capital Improvements, Series B, GO, Warrants,
4.00%, due 08/01/2018	200,000	219,642
Auburn, AL, School, Series A, GO, Warrants,
5.00%, due 08/01/2018	500,000	568,355
Baldwin Co., AL, Board of Education, Rev.,
5.00%, due 07/01/2018	590,000	641,696
Baldwin Co., AL, GO, Warrants,
5.00%, due 02/01/2015	200,000	200,816
4.00%, due 06/01/2019	200,000	223,088

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.3% (Continued)	Par Value	Value
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	$320,000	$348,906
Birmingham, AL, Waterworks Board, Water Rev.,
5.00%, due 01/01/2017	400,000	432,268
3.625%, due 07/01/2018	250,000	269,022
Calera, AL, GO, Warrants,
3.00%, due 12/01/2016	250,000	260,365
3.00%, due 12/01/2017	410,000	430,500
Calhoun Co., AL, Gas Tax Anticipation, Series A, Rev., Warrants,
4.00%, due 03/01/2016	445,000	461,202
Chambers Co., AL, Gasoline Tax Anticipation, Rev., Warrants,
2.00%, due 11/01/2019	290,000	289,371
Chelsea, AL, GO,
4.00%, due 05/01/2015	260,000	262,990
Decatur, AL, Sewer Rev., Warrants,
3.00%, due 08/15/2019	500,000	532,510
Enterprise, AL, GO, School Warrants,
4.00%, due 02/01/2016	400,000	415,820
Florence, AL, Board of Education, Rev.,
3.00%, due 03/01/2016	500,000	513,970
Florence, AL, Electric Rev., Warrants,
3.10%, due 06/01/2015	300,000	303,072
3.50%, due 06/01/2017	515,000	543,001
Florence, AL, GO, Warrants,
4.00%, due 08/01/2018	575,000	627,308
Foley, AL, GO, Warrants,
4.00%, due 01/01/2015	315,000	315,000
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	780,496
4.00%, due 11/01/2019	225,000	251,008
4.50%, due 11/01/2019	250,000	258,975
Gadsden, AL, GO, School Warrants,
3.00%, due 08/01/2015	250,000	253,670
Homewood, AL, Board of Education, Special Tax School Warrants,
4.00%, due 04/01/2017	500,000	533,635

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.3% (Continued)	Par Value	Value
Homewood, AL, GO, Warrants,
5.00%, due 09/01/2015	$250,000	$258,030
Hoover City, AL, Board of Education, Special Tax School Warrants,
4.00%, due 02/15/2020	470,000	525,817
Huntsville, AL, Electric Systems, Rev.,
3.00%, due 12/01/2016	375,000	392,220
Huntsville, AL, GO, Capital Improvement Warrants,
4.00%, due 03/01/2015	550,000	553,564
Huntsville, AL, GO, Refunding and Capital Improvement Warrants,
4.00%, due 09/01/2016	500,000	529,400
4.00%, due 09/01/2018	500,000	553,030
Jacksonville, AL, GO, Warrants,
2.00%, due 09/01/2016	200,000	203,806
Limestone Co., AL, Board of Education, Special Tax Warrants,
3.00%, due 11/01/2019	560,000	584,427
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027,
Prerefunded 10/01/2017 @ 100	200,000	219,560
Madison Co., AL, Board of Education, Rev., Tax Anticipation Warrants,
2.00%, due 09/01/2019	220,000	223,637
Madison Co., AL, Series A, Water Rev., Warrants,
2.00%, due 07/01/2017	250,000	256,595
Madison Co., AL, Water & Wastewater Board, Rev.,
3.00%, due 12/01/2019	430,000	460,594
Mobile Co., AL, GO,
5.00%, due 06/01/2023	520,000	627,172
Montgomery, AL, GO, Warrants,
2.50%, due 04/01/2021	500,000	506,450
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.00%, due 09/01/2017	250,000	277,617

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.3% (Continued)	Par Value	Value
Morgan Co., AL, Board of Education, Rev., Capital Outlay Warrants,
4.00%, due 03/01/2019	$250,000	$274,240
Mountain Brook, AL, City Board of Education, GO, Warrants,
3.00%, due 03/01/2020	300,000	322,500
North Alabama Gas District, Rev.,
3.00%, due 06/01/2020	420,000	432,020
Opelika, AL, GO, Warrants,
2.00%, due 11/01/2017	275,000	282,684
Opelika, AL, Utilities Board, Series B, Rev.,
3.00%, due 06/01/2016	475,000	490,494
3.00%, due 06/01/2018	215,000	227,051
Orange Beach, AL, GO, Warrants,
4.00%, due 02/01/2018	200,000	217,870
5.00%, due 02/01/2019	240,000	274,800
Prattville, AL, Waterworks Board, Rev.,
3.00%, due 08/01/2017	290,000	302,693
Sheffield, AL, Electric Rev.,
4.00%, due 07/01/2017	600,000	647,430
Sumter Co., AL, School Rev., Warrants,
4.50%, due 02/01/2031,
Prerefunded 02/01/2016 @ 100	500,000	522,700
Trussville, AL, GO,
5.00%, due 10/01/2019	400,000	467,140
Tuscaloosa, AL, Series B, GO, Warrants,
4.00%, due 01/01/2020	500,000	558,975
University of Alabama, AL, Series A, Rev.,
3.00%, due 07/01/2016	340,000	353,417
5.00%, due 07/01/2017	245,000	270,933
Vestavia Hills, AL, GO, Warrants,
4.00%, due 02/01/2018	515,000	558,724
Vestavia Hills, AL, Series A, GO, Warrants,
3.00%, due 02/01/2018	240,000	253,394
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	338,944

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $28,519,514)		$29,006,837

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.8%	Shares	Value
Alpine Municipal Money Market Fund - Class I, 0.01% (a) (Cost $531,406)	531,406	$531,406

Total Investments at Value - 99.1% (Cost $29,050,920)		$29,538,243

Other Assets in Excess of Liabilities - 0.9%		272,115

Net Assets - 100.0%		$29,810,358

(a)	The rate shown is the 7-day effective yield as of December 31, 2014.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2014 (Unaudited)

1. Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.

Fixed income securities are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Commercial paper may be valued at amortized cost, which under normal circumstances approximates market value.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Commercial paper held by the Funds is classified as Level 2 since it is valued at amortized cost, which approximates the current market value of the security and is not obtained from a quoted price in an active market.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2014, by security type:

	Level 1	Level 2	Level 3	Total
The Government Street Equity Fund:
Common Stocks	$83,255,856	$-	$-	$83,255,856
Exchange-Traded Funds	7,276,914	-	-	7,276,914
Exchange-Traded Notes	2,481,300	-	-	2,481,300
Warrants	19,696	-	-	19,696
Commercial Paper	-	1,675,999	-	1,675,999
Money Market Funds	102,548	-	-	102,548
Total	$93,136,314	$1,675,999	$-	$94,812,313

The Government Street Mid-Cap Fund:
Common Stocks	$41,925,364	$-	$-	$41,925,364
Exchange-Traded Funds	6,518,460	-	-	6,518,460
Exchange-Traded Notes	859,265	-	-	859,265
Commercial Paper	-	1,472,999	-	1,472,999
Money Market Funds	105,459	-	-	105,459
Total	$49,408,548	$1,472,999	$-	$50,881,547

The Alabama Tax Free Bond Fund:
Municipal Bonds	$-	$29,006,837	$-	$29,006,837
Money Market Funds	531,406	-	-	531,406
Total	$531,406	$29,006,837	$-	$29,538,243

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedules of Investments for a listing of the common stocks by sector type. As of December 31, 2014, the Funds did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of December 31, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2014:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Tax cost of portfolio investments	$55,921,464	$29,020,795	$29,050,920

Gross unrealized appreciation	$39,259,712	$21,948,146	$529,351
Gross unrealized depreciation	(368,863)	(87,394)	(42,028)

Net unrealized appreciation	$38,890,849	$21,860,752	$487,323

The difference between the federal income tax cost and the Schedule of Investments cost for The Government Street Equity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to adjustments to basis on publicly traded partnerships.

4. Concentration of Credit Risk

The Alabama Tax Free Bond Fund invests primarily in debt instruments of municipal issuers in the state of Alabama. The issuers’ abilities to meet their obligations may be affected by economic developments in the state or its region, as well as disruptions in the credit markets and the economy, generally.

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

COMMON STOCKS - 65.2%	Shares	Value
Consumer Discretionary - 9.7%
Comcast Corporation - Class A	4,700	$272,647
Dollar Tree, Inc. (a)	3,100	218,178
Johnson Controls, Inc.	5,500	265,870
Lennar Corporation - Class A	4,200	188,202
Macy's, Inc.	4,200	276,150
Priceline Group, Inc. (The) (a)	125	142,526
TJX Companies, Inc. (The)	4,000	274,320
Viacom, Inc. - Class B	1,650	124,163
		1,762,056
Consumer Staples - 4.3%
Archer-Daniels-Midland Company	2,400	124,800
CVS Health Corporation	3,100	298,561
PepsiCo, Inc.	2,100	198,576
Procter & Gamble Company (The)	1,700	154,853
		776,790
Energy - 5.0%
Baker Hughes, Inc.	2,200	123,354
Chevron Corporation	2,130	238,943
Hess Corporation	3,150	232,533
Marathon Oil Corporation	6,600	186,714
Noble Corporation plc	7,700	127,589
		909,133
Financials - 11.3%
Ameriprise Financial, Inc.	2,000	264,500
Discover Financial Services, LLC	4,000	261,960
Invesco Ltd.	6,000	237,120
JPMorgan Chase & Company	5,000	312,900
MetLife, Inc.	4,600	248,814
Morgan Stanley	6,450	250,260
PNC Financial Services Group, Inc.	2,700	246,321
Principal Financial Group, Inc.	4,700	244,118
		2,065,993
Health Care - 11.0%
Abbott Laboratories	3,000	135,060
AbbVie, Inc.	2,250	147,240
Actavis plc (a)	1,200	308,892
Aetna, Inc.	2,500	222,075
AmerisourceBergen Corporation	3,000	270,480
Amgen, Inc.	1,580	251,678
McKesson Corporation	1,300	269,854
Thermo Fisher Scientific, Inc.	1,875	234,919

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 65.2% (Continued)	Shares	Value
Health Care - 11.0% (Continued)
UnitedHealth Group, Inc.	1,600	$161,744
		2,001,942
Industrials - 10.6%
Dover Corporation	2,900	207,988
Eaton Corporation plc	3,600	244,656
FedEx Corporation	1,500	260,490
General Electric Company	11,850	299,450
Nielsen Holdings N.V.	4,100	183,393
Norfolk Southern Corporation	2,300	252,103
Ryder System, Inc.	2,700	250,695
United Technologies Corporation	2,100	241,500
		1,940,275
Information Technology - 12.4%
Apple, Inc.	5,200	573,976
Cisco Systems, Inc.	9,000	250,335
EMC Corporation	8,500	252,790
Google, Inc. - Class A (a)	325	172,464
Google, Inc. - Class C (a)	325	171,080
Microsoft Corporation	3,000	139,350
Oracle Corporation	4,800	215,856
QUALCOMM, Inc.	3,300	245,289
TE Connectivity Ltd.	3,800	240,350
		2,261,490
Materials - 0.9%
LyondellBasell Industries N.V. - Class A	2,100	166,719

Total Common Stocks (Cost $6,594,616)		$11,884,398

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Value
Consumer Staples Select Sector SPDR® Fund (The) (Cost $123,930)	2,800	$135,772

U.S. TREASURY OBLIGATIONS - 7.5%	Par Value	Value
U.S. Treasury Notes - 7.5%
0.375%, 08/31/2015	$300,000	$300,398
4.25%, 11/15/2017	400,000	436,219
2.625%, 08/15/2020	175,000	182,752
2.125%, 08/15/2021	120,000	121,416
2.00%, 02/15/2023	150,000	149,437

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 7.5% (Continued)	Par Value	Value
U.S. Treasury Notes - 7.5% (Continued)
2.75%, 02/15/2024	$160,000	$168,363
Total U.S. Treasury Obligations (Cost $1,326,577)		$1,358,585

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.9%	Par Value	Value
Federal Home Loan Mortgage Corporation - 2.9%
5.25%, due 04/18/2016 (Cost $492,110)	$500,000	$530,748

CORPORATE BONDS - 17.4%	Par Value	Value
Consumer Discretionary - 1.1%
Anheuser-Busch Companies, Inc., 4.50%, due 04/01/2018	$100,000	$108,469
Comcast Corporation, 5.70%, due 07/01/2019	75,000	86,106
		194,575
Consumer Staples - 2.3%
Colgate-Palmolive Company, 1.95%, due 02/01/2023	100,000	94,637
General Mills, Inc., 5.70%, due 02/15/2017	150,000	163,874
PepsiCo, Inc., 3.10%, due 01/15/2015	75,000	75,060
Wal-Mart Stores, Inc., 4.25%, due 04/15/2021	75,000	82,811
		416,382
Energy - 1.1%
Shell International Finance B.V., 4.30%, due 09/22/2019	100,000	109,746
Total Capital S.A., 3.00%, due 06/24/2015	100,000	101,168
		210,914
Financials - 6.0%
Aflac, Inc., 2.65%, due 02/15/2017	75,000	77,168
American Express Credit Corporation, 2.125%, due 03/18/2019	80,000	79,900
BB&T Corporation, 2.15%, due 03/22/2017	100,000	101,443

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 17.4% (Continued)	Par Value	Value
Financials - 6.0% (Continued)
Berkshire Hathaway Finance Corporation, 2.90%, due 10/15/2020	$100,000	$102,538
General Electric Capital Corporation, 4.65%, due 10/17/2021	84,000	94,679
Goldman Sachs Group, Inc., 3.70%, due 08/01/2015	100,000	101,614
JPMorgan Chase & Company, 3.40%, due 06/24/2015	110,000	111,424
PNC Funding Corporation, 5.125%, due 02/08/2020	110,000	123,604
Royal Bank of Canada, 2.30%, due 07/20/2016	100,000	102,054
Toyota Motor Credit Corporation,
1.125%, due 05/16/2017	95,000	94,641
Wells Fargo Bank, 5.75%, due 05/16/2016	105,000	111,647
		1,100,712
Health Care - 3.2%
Amgen, Inc., 5.85%, due 06/01/2017	125,000	137,687
GlaxoSmithKline plc, 5.65%, due 05/15/2018	200,000	225,305
Medtronic, Inc., 4.75%, due 09/15/2015	100,000	102,939
Novartis Securities Investment Ltd., 5.125%, due 02/10/2019	100,000	112,283
		578,214
Industrials - 0.6%
Illinois Tool Works, Inc., 3.50%, due 03/01/2024	100,000	104,089

Information Technology - 1.0%
Cisco Systems, Inc., 4.95%, due 02/15/2019	71,000	79,351
Oracle Corporation, 2.50%, due 10/15/2022	100,000	97,409
		176,760
Materials - 0.5%
Monsanto Company, 2.75%, due 07/15/2021	100,000	99,680

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 17.4% (Continued)	Par Value	Value
Telecommunication Services - 0.8%
Discovery Communications, Inc., 5.05%, due 06/01/2020	$100,000	$109,862
Verizon Communications, Inc., 2.50%, due 09/15/2016	44,000	44,976
		154,838
Utilities - 0.8%
Virginia Electric & Power Company, 5.00%, due 06/30/2019	125,000	140,046

Total Corporate Bonds (Cost $3,154,500)		$3,176,210

MORTGAGE-BACKED SECURITIES - 1.3%	Par Value	Value
Federal Home Loan Mortgage Corporation - 0.3%
Pool #A97047, 4.50%, due 02/01/2041	$58,494	$63,481

Federal National Mortgage Association - 0.9%
Pool #618465, 5.00%, due 12/01/2016	9,672	10,348
Pool #255455, 5.00%, due 10/01/2024	37,328	41,211
Pool #255702, 5.00%, due 05/01/2025	48,575	53,628
Pool #808413, 5.50%, due 01/01/2035	57,509	64,299
		169,486
Government National Mortgage Association - 0.1%
Pool #781344, 6.50%, due 10/15/2031	7,805	8,974

Total Mortgage-Backed Securities (Cost $222,347)		$241,941

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 0.6%	Par Value	Value
Virginia State, Build America Bonds, Taxable, GO,
2.95%, due 06/01/2019 (Cost $99,922)	$100,000	$104,680

Total Investments at Value - 95.7% (Cost $12,014,002)		$17,432,334

Other Assets in Excess of Liabilities - 4.3%		787,756

Net Assets - 100.0%		$18,220,090

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Consumer Discretionary - 13.8%
Comcast Corporation - Class A	11,000	$638,110
Dollar Tree, Inc. (a)	7,650	538,407
Johnson Controls, Inc.	12,200	589,748
Lennar Corporation - Class A	10,500	470,505
Macy's, Inc.	9,400	618,050
Priceline Group, Inc. (The) (a)	255	290,754
TJX Companies, Inc. (The)	8,800	603,504
Viacom, Inc. - Class B	4,050	304,762
		4,053,840
Consumer Staples - 6.3%
Archer-Daniels-Midland Company	6,000	312,000
CVS Health Corporation	7,700	741,587
PepsiCo, Inc.	4,900	463,344
Procter & Gamble Company (The)	3,800	346,142
		1,863,073
Energy - 7.3%
Baker Hughes, Inc.	4,500	252,315
Chevron Corporation	5,100	572,118
Hess Corporation	7,825	577,641
Marathon Oil Corporation	16,450	465,371
Noble Corporation plc	17,600	291,632
		2,159,077
Financials - 16.7%
Ameriprise Financial, Inc.	5,000	661,250
Discover Financial Services, LLC	9,000	589,410
Invesco Ltd.	14,950	590,824
JPMorgan Chase & Company	11,600	725,928
MetLife, Inc.	10,700	578,763
Morgan Stanley	16,200	628,560
PNC Financial Services Group, Inc.	6,300	574,749
Principal Financial Group, Inc.	11,200	581,728
		4,931,212
Health Care - 16.6%
Abbott Laboratories	6,600	297,132
AbbVie, Inc.	5,700	373,008
Actavis plc (a)	2,900	746,489
Aetna, Inc.	6,300	559,629
AmerisourceBergen Corporation	8,600	775,376
Amgen, Inc.	3,600	573,444

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Health Care - 16.6% (Continued)
McKesson Corporation	3,100	$643,498
Thermo Fisher Scientific, Inc.	4,500	563,805
UnitedHealth Group, Inc.	3,600	363,924
		4,896,305
Industrials - 15.4%
Dover Corporation	6,100	437,492
Eaton Corporation plc	8,000	543,680
FedEx Corporation	3,400	590,444
General Electric Company	29,000	732,830
Nielsen Holdings N.V.	10,100	451,773
Norfolk Southern Corporation	5,500	602,855
Ryder System, Inc.	6,500	603,525
United Technologies Corporation	5,000	575,000
		4,537,599
Information Technology - 18.6%
Apple, Inc.	12,900	1,423,902
Cisco Systems, Inc.	21,000	584,115
EMC Corporation	19,500	579,930
Google, Inc. - Class A (a)	750	397,995
Google, Inc. - Class C (a)	750	394,800
Microsoft Corporation	8,300	385,535
Oracle Corporation	11,800	530,646
QUALCOMM, Inc.	7,700	572,341
TE Connectivity Ltd.	9,600	607,200
		5,476,464
Materials - 1.3%
LyondellBasell Industries N.V. - Class A	5,000	396,950

Total Investments at Value - 96.0% (Cost $15,921,550)		$28,314,520

Other Assets in Excess of Liabilities - 4.0%		1,168,291

Net Assets - 100.0%		$29,482,811

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 92.1%	Par Value	Value
Capital Region Airport Commission, Virginia, Airport Revenue,
4.50%, due 07/01/2016	$520,000	$550,644
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020	700,000	762,755
5.00%, due 01/01/2024	250,000	299,125
5.00%, due 01/01/2025	460,000	571,435
City of Winchester, Virginia, GO,
5.00%, due 09/01/2027	125,000	154,180
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022	750,000	863,212
Fairfax Co., Virginia, Sewer, Revenue,
4.50%, due 07/15/2030	250,000	279,187
Fairfax Co., Virginia, Water, Revenue
5.00%, due 04/01/2027	500,000	595,455
Fauquier Co., Virginia, GO,
5.00%, due 07/01/2017,
prerefunded 07/01/2016 @ 100	500,000	534,675
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022
prerefunded 04/01/2008 @ 100	400,000	452,616
5.00%, due 07/01/2026	500,000	612,710
Hampton Roads Sanitation District, Virginia, Wastewater, Series A, Revenue,
5.00%, due 01/01/2027	400,000	461,176
Hampton, Virginia, GO,
5.00%, due 04/01/2020,
prerefunded 04/01/2015 @ 100	500,000	506,085
5.00%, due 04/01/2025	500,000	591,680
Harrisonburg, Virginia, GO,
5.00%, due 07/15/2022	350,000	425,481
Henrico Co., Virginia, Public Improvement, Series A, GO,
5.00%, due 12/01/2015	250,000	261,070
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020	350,000	404,498
5.00%, due 05/01/2022	430,000	498,048

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 92.1% (Continued)	Par Value	Value
James City, Virginia, School District, GO,
5.00%, due 12/15/2018
prerefunded 12/15/2015 @ 100	$500,000	$522,965
Leesburg, Virginia, GO,
5.00%, due 09/15/2016	500,000	538,980
Lynchburg, Virginia, GO,
5.00%, due 06/01/2015	500,000	510,120
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	625,000	726,394
Manassas, Virginia, Public Improvement, Series D, GO,
5.00%, due 07/01/2019	250,000	291,972
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019
prerefunded 02/01/2017 @ 100	500,000	545,055
Northern Virginia Transportation Authority, Special Tax, Revenue,
5.00%, due 06/01/2026	400,000	489,200
Portsmouth, Virginia, GO,
5.00%, due 04/01/2016,
prerefunded 4/1/2015 @ 100	160,000	161,943
5.00%, due 04/01/2016	90,000	91,076
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	234,509
Prince William Co., Virginia, Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	585,295
Roanoke, Virginia, Public Improvement, Series A, GO,
5.00%, due 07/15/2025	400,000	484,944
Southeastern Public Service Authority, Virginia, Revenue,
5.00%, due 07/01/2015, ETM	510,000	522,230
Spotsylvania Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2021	300,000	356,232
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2023	400,000	490,544

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 92.1% (Continued)	Par Value	Value
Spotsylvania Co., Virginia, Water & Sewer, Revenue,
5.00%, due 06/01/2026	$500,000	$509,575
Suffolk, Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	250,000	276,267
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	250,000	281,857
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021,
prerefunded 06/01/2019 @ 100	250,000	290,840
4.00%, due 04/01/2027	205,000	228,399
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	589,940
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 04/01/2017	500,000	505,805
5.00%, due 03/01/2019	250,000	286,890
4.00%, due 09/01/2026	500,000	553,610
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Revenue,
5.00%, due 09/28/2015	500,000	517,910
5.00%, due 03/15/2023	500,000	598,915
5.00%, due 03/15/2025	500,000	600,325
Virginia Polytechnic Institute & State University, General and Athletic Facilities, Series D, Revenue,
5.00%, due 06/01/2016	115,000	116,607
Virginia Small Business Financing Authority, Healthcare Facilities, Revenue,
5.00%, due 11/01/2017	250,000	278,280
Virginia State Public School Authority, Revenue,
5.00%, due 08/01/2023	500,000	603,720
5.00%, due 07/15/2026	300,000	364,962

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 92.1% (Continued)	Par Value	Value
Virginia State Public School Authority, Series A, Revenue,
5.00%, due 08/01/2020
prerefunded 08/01/2016 @ 100	$585,000	$627,377
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	500,000	568,670
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021	500,000	584,670
Virginia State Resources Authority, Infrastructure, Revenue,
5.00%, due 11/01/2024,
prerefunded 11/1/2018 @ 100	95,000	109,046
5.00%, due 11/01/2024	405,000	461,307
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	150,000	181,082
Virginia State, Series B, GO,
5.00%, due 06/01/2017	250,000	276,043

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $23,769,079)		$24,787,588

WASHINGTON, D.C. REVENUE BONDS - 2.1%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $505,032)	$500,000	$566,830

EXCHANGE-TRADED FUNDS - 0.5%	Shares	Value
SPDR Nuveen Barclays Short Term Municipal Bond ETF (Cost $120,500)	5,000	$121,450

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.3%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.01% (a) (Cost $1,155,833)	1,155,833	$1,155,833

Total Investments at Value - 99.0% (Cost $25,550,444)		$26,631,701

Other Assets in Excess of Liabilities - 1.0%		270,557

Net Assets - 100.0%		$26,902,258

ETM - Escrowed to Maturity.

(a)	The rate shown is the 7-day effective yield as of December 31, 2014.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2014 (Unaudited)

1. Securities Valuation

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.

Fixed income securities are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including obligations of the U.S. Treasury and U.S. Government agencies, corporate bonds, mortgage-backed securities and municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2014, by security type:

	Level 1	Level 2	Level 3	Total

The Jamestown Balanced Fund:
Common Stocks	$11,884,398	$-	$-	$11,884,398
Exchange-Traded Funds	135,772	-	-	135,772
U.S. Treasury Obligations	-	1,358,585	-	1,358,585
U.S. Government Agency Obligations	-	530,748	-	530,748
Corporate Bonds	-	3,176,210	-	3,176,210
Mortgage-Backed Securities	-	241,941	-	241,941
Municipal Bonds	-	104,680	-	104,680
Total	$12,020,170	$5,412,164	$-	$17,432,334

The Jamestown Equity Fund:
Common Stocks	$28,314,520	$-	$-	$28,314,520

The Jamestown Tax Exempt
Virginia Fund:
Municipal Bonds	$-	$25,354,418	$-	$25,354,418
Exchange-Traded Funds	121,450	-	-	121,450
Money Market Funds	1,155,833	-	-	1,155,833
Total	$1,277,283	$25,354,418	$-	$26,631,701

Refer to The Jamestown Balanced Fund’s and The Jamestown Equity Fund’s Schedules of Investments for a listing of the common stocks and corporate bonds by sector type. As of December 31, 2014, the Funds did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of December 31, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2014:

	The Jamestown Balanced Fund	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$12,044,677	$15,981,069	$25,550,444

Gross unrealized appreciation	$5,487,560	$12,494,500	$1,103,874
Gross unrealized depreciation	(99,903)	(161,049)	(22,617)

Net unrealized appreciation	$5,387,657	$12,333,451	$1,081,257

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for The Jamestown Balanced Fund and The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and/or differing methods in the amortization of premium on fixed income securities.

4. Concentration of Credit Risk

The Jamestown Tax Exempt Virginia Fund invests primarily in debt instruments of municipal issuers in the Commonwealth of Virginia. The issuers’ abilities to meet their obligations may be affected by economic developments in the Commonwealth or its region, as well as disruptions in the credit markets and the economy, generally.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williamsburg Investment Trust

By (Signature and Title)*		/s/ Tina H. Bloom
Tina H. Bloom, Secretary

Date	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund)

Date	February 25, 2015

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President
(The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	February 25, 2015

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President
(The Jamestown Balanced Fund and The Jamestown Equity Fund)

Date	February 25, 2015

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President
(The Jamestown Tax Exempt Virginia Fund)

Date	February 25, 2015

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President
(The Davenport Core Fund, Davenport Value & Income Fund, Davenport Small Cap Focus Fund and Davenport Equity Opportunities Fund)

Date	February 25, 2015

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	February 25, 2015

* Print the name and title of each signing officer under his or her signature.